UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-08885

Hewitt Series Trust

(Exact name of registrant as specified in charter)

100 Half Day Road Lincolnshire, IL	60069
(Address of principal executive offices)	(Zip code)

Peter Ross 100 Half Day Road Lincolnshire, IL 60069

(Name and address of agent for service)

Registrant’s telephone number, including area code: 847-295-5000

Date of fiscal year end: December 31, 2004

Date of reporting period: September 30, 2004

Item 1. Schedule of Investments.

The Hewitt Money Market Fund (the “Money Market Fund”) and Hewitt Institutional Money Market Fund (the “Institutional Money Market Fund”), each a series of Hewitt Series Trust, invest substantially all of their assets in a series of Master Investment Portfolio, the Money Market Master Portfolio (the “Master Portfolio”), and own a pro rata interest in the Master Portfolio’s net assets. At September 30, 2004, the value of the Money Market Fund’s investment in the Master Portfolio was $94,888,755, which represents 1.90% of the Master Portfolio’s outstanding interests. At September 30, 2004, the value of the Institutional Money Market Fund’s investment in the Master Portfolio was $76,104,408, which represents 1.52% of the Master Portfolio’s outstanding interests. The Master Portfolio’s Schedule of Investments is set forth below.

MONEY MARKET MASTER PORTFOLIO

Schedule of Investments

September 30, 2004 (Unaudited)

Security	Face Amount	Value
CERTIFICATES OF DEPOSIT—12.80%
Abbey National Treasury Services PLC
1.33%, 02/10/05	40,000,000	$39,997,829
ABN Amro Bank NV
1.40%, 10/21/04	25,000,000	24,999,864
BNP Paribas (New York)
1.25%, 10/07/04	65,000,000	64,999,945
1.42%, 01/07/05	25,000,000	24,999,328
Deutsche Bank AG
1.32%, 11/10/04	15,000,000	14,999,917
HBOS Treasury Services PLC
1.11%, 12/17/04	25,000,000	25,000,000
Societe Generale
1.79%, 05/10/05	30,000,000	29,996,383
Svenska Handelsbanken NY
1.58%, 04/25/05	50,000,000	49,989,969
1.63%, 04/27/05	35,000,000	34,996,022
1.72%, 05/05/05	25,000,000	24,997,790
Toronto-Dominion Bank
1.34%, 02/10/05	30,000,000	29,998,372
UBS AG
1.91%, 05/11/05	25,000,000	24,996,975
UBS Finance (Delaware)
1.41%, 01/07/05	40,000,000	39,998,390
US Bank NA
1.20%, 03/28/05	10,000,000	9,997,981
Wells Fargo Bank NA
1.75%, 10/27/04	200,000,000	200,000,000

TOTAL CERTIFICATES OF DEPOSIT (Cost: $639,968,765)		639,968,765

Security	Face Amount	Value
COMMERCIAL PAPER—22.14%
Alpine Securitization Corp.
1.78%, 10/26/04	98,100,000	97,978,738
Amsterdam Funding Corp.
1.78%, 10/27/04	70,000,000	69,910,011
Citigroup Global Markets Holdings Inc.
1.76%, 10/26/04	50,000,000	49,938,889
Eureka Securitization PLC
1.77%, 11/02/04	25,000,000	24,960,667
Fairway Finance LLC
1.78%, 11/01/04	61,000,000	60,906,500
Falcon Asset Securitization Corp.
1.78%, 10/22/04	100,000,000	99,896,167
Jupiter Securitization Corp.
1.78%, 10/28/04	112,325,000	112,175,046
Liberty Street Funding Corp.
1.78%, 10/22/04	78,249,000	78,167,752
1.80%, 10/29/04	29,000,000	28,959,400
Morgan Stanley
1.78%, 10/26/04	75,000,000	74,907,291
Park Avenue Receivables Corp.
1.75%, 10/18/04	50,000,000	49,958,681
Scaldis Capital LLC
1.38%, 11/05/04	15,000,000	14,979,875
1.77%, 10/19/04	50,000,000	49,955,750
Thames Asset Global Securitization No. 1 Inc.
1.80%, 10/20/04	44,937,000	44,894,310
UBS Finance (Delaware)
1.88%, 10/01/04	175,000,000	175,000,000
Windmill Funding Corp.
1.78%, 10/26/04	25,000,000	24,969,097
1.78%, 11/03/04	49,241,000	49,160,655

TOTAL COMMERCIAL PAPER (Cost: $1,106,718,829)		1,106,718,829

MONEY MARKET MASTER PORTFOLIO

Schedule of Investments

September 30, 2004 (Unaudited)

Security	Face Amount	Value
MEDIUM TERM NOTES—7.02%
Beta Finance Inc.
1.41%, 11/03/04	65,000,000	65,000,000
1.45%, 01/12/05	25,000,000	24,997,500
BMW Vehicle Owner Trust 2004-A Class A-1
1.18%, 05/25/05	26,243,535	26,243,535
Capital One Auto Finance Trust 2004-A Class A-1
1.21%, 05/16/05	12,835,809	12,835,809
CIT Equipment Collateral 2004-VT1 Class A-1
1.12%, 03/20/05	14,692,436	14,692,436
Dorada Finance Inc.
1.48%, 01/18/05 (1)	25,000,000	24,998,750
K2 USA LLC
1.46%, 01/12/05	25,000,000	24,997,500
2.43%, 08/01/05	20,000,000	19,996,704
Links Finance LLC
1.30%, 03/08/05	40,000,000	39,996,000
1.44%, 11/01/04 (1)	45,000,000	45,000,000
Navistar Financial Corp. Owner Trust 2004-A Class A-1
1.08%, 04/15/05	1,985,932	1,985,932
Sigma Finance Inc.
1.48%, 04/15/05 (1)	50,000,000	49,950,000

TOTAL MEDIUM TERM NOTES (Cost: $350,696,847)		350,694,166

Security	Face Amount	Value
TIME DEPOSITS—5.19%
Branch Banking & Trust
1.88%, 10/01/04	100,000,000	100,000,000
Key Bank NA
1.95%, 10/01/04	159,345,000	159,345,000

TOTAL TIME DEPOSITS (Cost: $259,345,000)		259,345,000

Security	Face Amount	Value
VARIABLE & FLOATING RATE NOTES—47.84%
American Express Centurion Bank
1.65%, 09/01/05	50,000,000	50,017,513
1.72%, 04/15/05	100,000,000	99,979,800
1.77%, 10/20/04	50,000,000	50,000,000
1.79%, 01/28/05	50,000,000	50,000,000
Bank of Nova Scotia
1.83%, 03/04/05	85,000,000	85,022,724
Beta Finance Inc.
1.65%, 11/08/04	30,000,000	29,995,500
1.80%, 03/15/05 (1)	25,000,000	25,009,151
Chase Manhattan Bank USA
1.70%, 01/13/05	50,000,000	50,000,000
Depfa Bank PLC
1.86%, 09/15/05	100,000,000	100,000,000
Dorada Finance Inc.
1.74%, 09/15/05 (1)	82,000,000	82,006,195
1.85%, 01/28/05 (1)	50,000,000	50,014,669

MONEY MARKET MASTER PORTFOLIO

Schedule of Investments

September 30, 2004 (Unaudited)

Fairway Finance LLC
1.71%, 12/15/04	50,000,000	49,998,971
Goldman Sachs Group Inc.
1.78%, 02/05/04	50,000,000	50,000,000
1.81%, 07/29/05	50,000,000	50,000,000
1.88%, 02/23/05	50,000,000	50,000,000
Granite Mortgages PLC 2004-1 1A1
1.77%, 12/20/04	11,240,508	11,240,508
HBOS Treasury Services PLC
1.96%, 07/22/05 (1)	50,000,000	50,000,000
JP Morgan Securities Inc.
1.81%, 10/15/04	100,000,000	100,000,000
K2 USA LLC
1.41%, 11/01/04 (1)	35,000,000	34,999,852
1.68%, 11/08/04	25,000,000	24,999,608
1.70%, 06/10/05	50,000,000	49,995,147
Links Finance LLC
1.75%, 10/17/05	65,000,000	65,005,245
1.80%, 07/26/05 (1)	25,000,000	24,995,000
1.84%, 07/29/05	50,000,000	50,010,201
Merrill Lynch & Co. Inc.
1.66%, 02/17/05	100,000,000	99,990,000
Metropolitan Life Insurance Funding Agreement
1.70%, 07/18/05	25,000,000	25,000,000
1.75%, 07/25/05	50,000,000	50,000,000
Morgan Stanley
1.88%, 08/15/05	25,000,000	25,032,605
1.94%, 05/04/05	40,000,000	40,064,847
2.15%, 12/13/04	50,000,000	50,033,484
National City Bank
1.60%, 08/02/05	50,000,000	49,985,000
Nationwide Building Society
1.96%, 10/28/05 (1)	100,000,000	100,000,000
Nordeutsche Landesbank
1.91%, 12/20/04	100,000,000	100,007,292
Permanent Financing No.3 Series I Class A
1.70%, 12/10/04	60,000,000	60,000,000
Permanent Financing No.4 Series I Class A
1.69%, 03/10/05	125,000,000	125,000,000
Permanent Financing Series 5 Class A
1.72%, 06/10/05	40,000,000	40,000,000
Sigma Finance Inc.
1.60%, 01/25/05 (1)	75,000,000	74,995,234
1.71%, 07/15/05	25,000,000	24,994,086
Strips III LLC
1.89%, 07/25/05	36,478,602	36,478,602
Travelers Insurance Co. Funding Agreement
1.81%, 08/19/05	50,000,000	50,000,000
Westpac Banking Corp.
1.85%, 10/11/05	70,000,000	70,000,000
Winston Funding Ltd
1.69%, 04/23/09 (1)	86,400,000	86,400,000

TOTAL VARIABLE & FLOATING RATE NOTES (Cost: $2,391,268,553)		2,391,271,234

MONEY MARKET MASTER PORTFOLIO

Schedule of Investments

September 30, 2004 (Unaudited)

Security	Face Amount	Value
REPURCHASE AGREEMENTS—4.80%
Banc of America Securities LLC Tri-Party Repurchase Agreement, dated 09/30/04, due 10/01/04, with a maturity value of $40,002,111 and an effective yield of 1.90%. (2)	40,000,000	40,000,000

Credit Suisse First Boston Tri-Party Repurchase Agreement, dated 09/30/04, due 10/01/04, with a maturity value of $40,002,111 and an effective yield of 1.90%. (2)	40,000,000	40,000,000

Goldman Sachs & Co. Tri-Party Repurchase Agreement, dated 09/30/04, due 10/01/04, with a maturity value of $40,002,111 and an effective yield of 1.90%. (2)	40,000,000	40,000,000

JP Morgan Chase & Co. Tri-Party Repurchase Agreement, dated 09/30/04, due 10/01/04, with a maturity value of $40,002,111 and an effective yield of 1.90%. (2)	40,000,000	40,000,000

Lehman Brothers Tri-Party Repurchase Agreement, dated 09/30/04, due 10/01/04, with a maturity value of $40,002,089 and an effective yield of 1.88%. (2)	40,000,000	40,000,000

Merrill Lynch Tri-Party Repurchase Agreement, dated 09/30/04, due 10/01/04, with a maturity value of $40,002,111 and an effective yield of 1.90%. (2)	40,000,000	40,000,000

TOTAL REPURCHASE AGREEMENTS (Cost: $240,000,000)		240,000,000

TOTAL INVESTMENTS IN SECURITIES — 99.79% (Cost: $4,987,997,994) (3)		4,987,997,994

Other Assets, Less Liabilities — 0.21%		10,294,434

NET ASSETS — 100.00%		$4,998,292,428

(1)	Security exempt from registration pursuant to Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(2)	See Note 1 for information regarding collateral.
(3)	As of September 30, 2004, the cost of investments for federal income tax purposes was the same as for financial statement purposes.

See accompanying notes to the schedules of investments.

MONEY MARKET MASTER PORTFOLIO

NOTES TO THE SCHEDULE OF INVESTMENTS (Unaudited)

1. SIGNIFICANT ACCOUNTING POLICIES

Master Investment Portfolio (“MIP”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company organized as a Delaware statutory trust. As of September 30, 2004, MIP offered the following separate portfolios: Active Stock, Bond Index, CoreAlpha Bond, Government Money Market, International Index, LifePath Retirement, LifePath 2010, LifePath 2020, LifePath 2030, LifePath 2040, Money Market, Prime Money Market, Russell 2000 Index, S&P 500 Index and Treasury Money Market Master Portfolios.

These notes relate only to the Schedule of Investments for the Money Market Master Portfolio (the “Master Portfolio”).

SECURITY VALUATION

The Master Portfolio uses the amortized cost method of valuation to determine the value of its portfolio securities in accordance with Rule 2a-7 under the 1940 Act. The amortized cost method, which involves valuing a security at its cost and accreting or amortizing any discount or premium, respectively, over the period until maturity, approximates market value.

REPURCHASE AGREEMENTS

The Master Portfolio may enter into repurchase agreements with banks and securities dealers. These transactions involve the purchase of securities with a simultaneous commitment to resell the securities to the bank or the dealer at an agreed-upon date and price. A repurchase agreement is accounted for as an investment by the Master Portfolio, collateralized by securities, which are delivered to the Master Portfolio’s custodian, or to an agent bank under a tri-party agreement. The securities are marked-to-market daily and additional securities are acquired as needed, to ensure that their value equals or exceeds the repurchase price plus accrued interest.

The repurchase agreements held by the Master Portfolio as of September 30, 2004 were fully collateralized by U.S. Government and Agency obligations as follows:

Repurchase Agreement	Interest Rate(s)	Maturity Date(s)	Aggregate Market Value
Banc of America Securities LLC Tri-Party	6.00%	8/1/34	$40,610,588
Credit Suisse First Boston Tri-Party	4.23 - 4.74	05/1/34 - 10/1/34	40,553,667
Goldman Sachs & Co. Tri-Party	5.00	3/1/34	40,625,288
JP Morgan Chase & Co. Tri-Party	3.93 - 5.04	12/1/07 - 10/1/33	40,610,588
Lehman Brothers Tri-Party	4.28 - 4.76	4/1/32 - 9/1/34	40,683,612
Merrill Lynch Tri-Party	4.50 - 9.00	8/20/24 -8/1/34	40,655,162

Item 2. Controls and Procedures.

(a) Based on an evaluation of the disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, the “Disclosure Controls”) as of a date within 90 days prior to the filing date (the “Filing Date”) of this Form N-Q (the “Report”), the Disclosure Controls are effectively designed to ensure that information required to be disclosed by the registrant in the Report is recorded, processed, summarized and reported by the Filing Date, including ensuring that information required to be disclosed in the Report is accumulated and communicated to the registrant’s management, including the registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a)	Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2), attached hereto as Exhibits (a)(1) and (a)(2)

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Hewitt Series Trust

By:	/s/ Stacy L. Schaus
Stacy L. Schaus
President
Date 11/17/04

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities, and on the dates indicated.

By:	/s/ Stacy L. Schaus
Stacy L. Schaus
President
Date 11/17/04

By:	/s/ Anthony P. Sartori
Anthony P. Sartori
Treasurer and Chief Financial Officer
Date 11/17/04